Derivative Instruments and Hedging Activities Derivatives and Hedging Activities - FX Forwards (Details) $ in Thousands	Jun. 30, 2019 USD ($) € / $
Derivative [Line Items]
Investment Foreign Currency, Contract, Foreign Currency Amount	$ 9,240
Derivative, Average Forward Exchange Rate | € / $	1
Expected maturity amounts of foreign currency derivatives in year two	$ 6,750